Submission	Apr. 30, 2026
Submission [Line Items]
Central Index Key	0001712762
Registrant Name	bioAffinity Technologies, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES